January 4, 2010	David J. Marcinkus (212) 596-9677 david.marcinkus@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: RS Investment Trust (the “Trust”) (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Prospectus and Statement of Additional Information, each dated December 31, 2009, relating to each of RS High Yield Municipal Bond Fund, RS Floating Rate Fund, and RS Strategic Income Fund, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 78 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 80 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on December 23, 2009, and became effective December 31, 2009.

Please direct any questions to the undersigned at (212) 596-9677. Thank you.

Sincerely,

/S/ DAVID J. MARCINKUS

David J. Marcinkus

cc:	Mr. James O’Connor

Benjamin L. Douglas, Esq.

Timothy W. Diggins, Esq.

Elizabeth J. Reza, Esq.

Securities and Exchange Commission	January 4, 2010

Matthew Gaarder-Wang, Esq.